Stock Based Compensation - Additional Information (Details) - USD ($) shares in Millions, $ in Millions	1 Months Ended	3 Months Ended
	Feb. 28, 2026	Mar. 31, 2026	Mar. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock based compensation expense		$ 18.5	$ 14.2
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized compensation expense		$ 30.3
Weighted average recognition period		1 year 9 months 18 days
Performance Granted | River Vessels | PSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	0.00%
Performance Granted | River Vessels | PSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	200.00%
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized compensation expense		$ 49.4
Weighted average recognition period		1 year 4 months 24 days
2018 Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares reserved for issuance		63.5
Ordinary shares remained available for future issuance		25.0
Percentage of shares reserved for issuance of number of ordinary shares and special shares outstanding		1.00%
2018 Incentive Plan | River Vessels | PSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		1 year
2018 Incentive Plan | River Vessels | PSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
2024 ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ordinary shares reserved for issuance		13.6
Ordinary shares remained available for future issuance		13.5
Percentage of shares reserved for issuance of number of ordinary shares and special shares outstanding		1.00%
Stock based compensation expense		$ 0.5
Shares reserved for issuance, annual increase in number of ordinary shares		4.7
2024 ESPP | Performance RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock based compensation expense		$ 5.2	1.5
2024 ESPP | RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock based compensation expense		$ 12.8	$ 12.7